Offerings - Offering: 1	Nov. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	118.73
Maximum Aggregate Offering Price	$ 1,187,300,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 163,966.13
Offering Note	Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $118.73per share, which is 90% of the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on November 5, 2025. Pursuant to the Emerson Electric Co. 2025 Employee Stock Purchase Plan (the “Plan”), until such time as determined otherwise by the plan administrator, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 90% of the fair market value per share of the Registrant’s Common Stock on the Purchase Date (as defined in the Plan).